Intangibles - Additional Information (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jan. 01, 2025
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 934	$ 1,869	$ 1,869
Intangible assets other than goodwill	1,087	15,400	17,269	$ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	6,440	(13,379)
EVT801 Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	0	7,327	8,112
Impairment loss recognised in profit or loss, intangible assets other than goodwill	6,900	(6,935)
EVT801 Licensing Agreement [Member] | Carrying Value Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill		7,300
Paxalisib Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	542	1,084	1,084
Intangible assets other than goodwill	$ 1,087	8,073	$ 9,157
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(6,444)
Paxalisib Licensing Agreement [Member] | Carrying Value Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill		$ 8,100